Significant Accounting Policies - Short-term bank loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Short-term bank loans	$ 81,649	$ 78,229
Minimum
Interest rate (as a percent)	4.40%	4.40%
Maximum
Interest rate (as a percent)	4.80%	4.80%